Commitment and contingent liabilities - Other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingent liabilities
Outstanding non-cancellable contracts with future commitment	€ 19,008	€ 24,237	€ 22,267
Committed expenditures in property, plant and equipment	€ 467	€ 5,307	€ 9,330